UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021.

Date of Report (Date of earliest event reported): February 10, 2022.

Commission File Number of securitizer: None.

Central Index Key Number of securitizer: 0001659353

KAYL HOLDCO S.À R.L.

(Exact name of securitizer as specified in its charter)

Paul Galliver or John Sutherland

+352 226 44 92 69

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying each trustee for the Covered Transactions (collectively, “Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because some Demand Entities have not agreed to provide Reportable Information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 10, 2022	KAYL HOLDCO S.À R.L.

	By:	______/s/ Paul Galliver__________

Name: Paul Galliver
Title: Class A Manager

	By:	______/s/ John Sutherland________
Name: John Sutherland
Title: Class B Manager